Document And Entity Information	Jun. 25, 2019
Document Information [Line Items]
EntityRegistrantName	ICF International, Inc.
DocumentType	8-K
DocumentPeriodEndDate	Jun. 25, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	001-33045
EntityTaxIdentificationNumber	22-3661438
EntityAddressAddressLine1	9300 Lee Highway
EntityAddressCityOrTown	Fairfax
EntityAddressStateOrProvince	VA
EntityAddressPostalZipCode	22031
CityAreaCode	703
LocalPhoneNumber	934-3000
Security12bTitle	Common Stock
TradingSymbol	ICFI
SecurityExchangeName	NASDAQ
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
AmendmentFlag	false
EntityCentralIndexKey	0001362004
EntityEmergingGrowthCompany	false